Financial Instruments (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	₪ 514,317	₪ 181,978
Financial Liabilities	1,088,479	2,053,737
Derivative financial liabilities at fair value through profit and loss [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		1,832
Financial liabilities at amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,088,479	2,051,905
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	465,740	89,688
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	44,545	88,199
Available for sale financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₪ 4,032	₪ 4,091